FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Investment Assets at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024.

	Balance as of December 31, 2025
	Investments	LEVEL 1	LEVEL 2	LEVEL 3
	(at Fair Value)
Interest and non-interest bearing cash	$—	$—	$—	$—
Registered investment companies	388,407,577	388,407,577	—	—
Lithia Motors, Inc. Common Stock	32,214,409	32,214,409	—	—
		$420,621,986	$—	$—
Investments measured at NAV:
Common collective trust funds	740,719,947
Total investments at fair value	$1,161,341,933

	Balance as of December 31, 2024
	Investments	LEVEL 1	LEVEL 2	LEVEL 3
	(at Fair Value)
Interest and non-interest bearing cash	$1,032,890	$1,032,890	$—	$—
Registered investment companies	332,036,474	332,036,474	—	—
Lithia Motors, Inc. Common Stock	36,976,215	36,976,215	—	—
		$370,045,579	$—	$—
Investments measured at NAV:
Common collective trust funds	618,130,795
Total investments at fair value	$988,176,374